Average Annual Total Returns - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 28, 2023
Fidelity Advisor Convertible Securities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.43%)
Past 5 years	9.34%
Past 10 years	8.21%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.34%)
Past 5 years	6.58%
Past 10 years	5.87%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.91%)
Past 5 years	6.79%
Past 10 years	5.85%
Fidelity Advisor Convertible Securities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(17.03%)
Past 5 years	9.81%
Past 10 years	8.19%
Fidelity Advisor Convertible Securities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(18.76%)
Past 5 years	9.55%
Past 10 years	8.15%
Fidelity Advisor Convertible Securities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.37%)
Past 5 years	10.94%
Past 10 years	9.14%
Fidelity Advisor Convertible Securities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(15.26%)
Since Inception	11.47%	[1]
ML014
Average Annual Return:
Past 1 year	(18.71%)
Past 5 years	9.29%
Past 10 years	10.01%

[1]	A From October 2, 2018